Analysis of cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2023
Analysis of cash and cash equivalents
Schedule of the analysis of cash and cash equivalents

	2023	2022	2021
	£m	£m	£m
Cash and balances at central banks	104,262	144,832	177,757
Trading assets	8,851	8,551	7,137
Other financial assets	139	19	16
Loans to banks (1)	5,572	5,047	5,796
Cash and cash equivalents	118,824	158,449	190,706

(1)	Includes cash collateral posted with bank counterparties in respect of derivative liabilities of £4,434 million (2022 - £4,895 million; 2021 - £4,293 million).